Cover	Dec. 14, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (the “Amendment”) amends the Current Report on Form 8-K for Semper Paratus Acquisition Corporation, a Cayman Islands exempted company (the “Company”) filed with the Securities and Exchange Commission (the “SEC”) on December 14, 2023 (the “Initial 8-K”). This Amendment is solely for the purpose of correcting a typographical error in the Initial 8-K to correct the date the Company extended the Deadline Date from March 15, 2023 to March 15, 2024.
Document Period End Date	Dec. 14, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41002
Entity Registrant Name	Semper Paratus Acquisition Corporation
Entity Central Index Key	0001860871
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	767 Third Avenue
Entity Address, Address Line Two	38th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(646)
Local Phone Number	807-8832
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one Redeemable Warrant acquire one-tenth of one share of Class A common stock
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one Redeemable Warrant acquire one-tenth of
Trading Symbol	LGSTU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share, included as part of the Units
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share, included as part of the Units
Trading Symbol	LGST
Security Exchange Name	NASDAQ
Redeemable warrants, each exercisable for one Class A ordinary share for $11.50 per share, included as part of the Units
Title of 12(b) Security	Redeemable warrants, each exercisable for one Class A ordinary share for $11.50 per share, included as part of the Units
Trading Symbol	LGSTW
Security Exchange Name	NASDAQ